Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ (17,443)	$ (16,662)
Retained Earnings (Accumulated Deficit), Ending Balance	(294,806)		$ (277,818)
Net Cash Provided by (Used in) Operating Activities, Total	(18,940)	$ (11,050)
Net Current Assets	81,742
Cash and Cash Equivalents, at Carrying Value, Ending Balance	90,574		109,537
Long-term Debt, Excluding Current Maturities, Total	635		2,167
Long-term Debt, Fair Value	634		$ 2,136
Product [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 0